SHORT-TERM INVESTMENT (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure Text Block Supplement [Abstract]
Schedule of Measured at Fair Value

The following table sets forth the financial instruments, measured at fair value, by level within the fair value hierarchy as of June 30, 2026.

	Balance at June 30, 2026	Quoted Prices in Active Market for Identical Assets (Level l)	Significant Other Observable (Level 2)	Significant unobservable Inputs (Level 3)
Short-term investments:
Structured Products	5,899,312		5,899,312